Related parties (Tables)	3 Months Ended
Mar. 31, 2023
Related Party [Abstract]
Key Management Compensation
The compensation of key management is shown below:

	Three months ended March 31,
(in KUSD)	2023	2022
Salaries and other short-term employee costs	3,631	2,144
Pension costs	195	133
Share-based compensation expense	3,644	5,574
Other compensation	38	10
Total	7,508	7,861